N-Q

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4788

VLC TRUST

(Exact name of registrant as specified in charter)

ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903

(Address of principal executive offices)

MARGARET D. FARRELL, ESQ.

SECRETARY

HINCKLEY, ALLEN & SNYDER LLP

1500 FLEET CENTER

PROVIDENCE, RHODE ISLAND 02903

(Name and address of agent for service)

Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1

The following is a copy of the registrant’s quarterly schedule of portfolio holdings.

PORTFOLIO OF INVESTMENTS as of January 31, 2007

Principal Amount		Ratings Moody’s/ Standard & Poor’s (a)	Value (b)	% of Net Assets
MUNICIPAL SECURITIES
Rhode Island General Obligation and Revenue

$500,000	Barrington School District 5.00%, 10/1/14	Aa-2/NR	$513,797	2.06
250,000	Cranston General Obligation FSA Insured 5.00%, 2/15/24	Aaa/AAA	262,657	1.05
250,000	Cranston General Obligation FSA Insured 5.00%, 2/15/22	Aaa/AAA	263,279	1.05
225,000	Middletown General Obligation 4.00%, 7/15/12	Aa-3/NR	226,423.91
200,000	North Kingstown General Obligation FGIC Insured 5.70%, 10/1/18	Aaa/NR	211,626.85
250,000	North Providence General Obligation FSA Insured 4.00%, 10/15/17	Aaa/AAA	250,113	1.00
500,000	Providence General Obligation FSA Insured 5.00%, 7/15/14	Aaa/AAA	536,498	2.14

PORTFOLIO OF INVESTMENTS as of January 31, 2007

Principal Amount		Ratings Moody’s/ Standard & Poor’s (a)	Value (b)	% of Net Assets
MUNICIPAL SECURITIES
Rhode Island General Obligation and Revenue
$150,000	Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13	Aaa/AAA	$153,261.61
500,000	Providence Public Bldg. Auth. AMBAC Insured 5.125%, 12/15/14	Aaa/AAA	527,859	2.11
685,000	Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18	Aaa/AAA	706,883	2.83
250,000	Providence Public Bldg. Auth. AMBAC Insured 5.25%, 12/15/15	Aaa/AAA	264,350	1.06
500,000	Providence Redevelopment Auth. AMBAC Insured, 5.30%, 4/1/12	Aaa/NR	526,018	2.10
200,000	Providence Redevelopment Radian Insured 4.25%, 9/1/13	NR/AA	201,465.81
250,000	Warwick General Obligation FSA Insured 4.00%, 7/15/11	Aaa/AAA	252,454	1.01
250,000	Warwick General Obligation FSA Insured 4.125%, 7/15/13	Aaa/AAA	253,470	1.01
500,000	West Warwick General Obligation 5.00%, 10/15/25	A-3/NR	513,797	2.06
225,000	Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18	Aaa/AAA	233,694.94
500,000	Rhode Island Clean Water MBIA Insured 5.00%, 10/1/19	Aaa/AAA	532,931	2.13
500,000	Rhode Island Clean Water MBIA Insured 4.40%, 10/1/25	Aaa/AAA	501,656	2.01
650,000	Rhode Island Depositors Economic Protection Corp. MBIA Insured Escrowed to Maturity 6.55%, 8/1/10	Aaa/AAA	690,208	2.76
215,000	Rhode Island Depositors Economic Protection Corp. CAPMAC Guaranteed Escrowed to Maturity 6.375%, 8/1/22	Aaa/AAA	273,380	1.10
250,000	Rhode Island Depositors Economic Protection Corp. Escrowed to Maturity 5.75%, 8/1/21	Aaa/NR	294,875	1.18
500,000	Rhode Island Economic Department of Transportation AMBAC Insured 3.75%, 6/15/13	Aaa/AAA	497,994	2.00
500,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.25%, 7/1/12	Aaa/AAA	515,022	2.06
395,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.25%, 7/1/13	Aaa/AAA	406,646	1.63
545,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.25%, 7/1/14	Aaa/AAA	560,916	2.24
450,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.00%, 7/1/18	Aaa/AAA	460,936	1.84

900,000	Rhode Island Economic Development Corp. Providence Place Radian Insured 6.125%, 7/1/20	NR/AA	985,732	3.94
100,000	RI COPS MBIA Insured 5.375%, 10/1/16	Aaa/AAA	102,064.41
250,000	RI COPS Kent County Courthouse MBIA Insured 5.00%, 10/1/22	Aaa/AAA	263,264	1.05
300,000	Rhode Island Lease Participation Certificate Shepard Bldg. AMBAC Insured 5.125%, 6/1/12	Aaa/AAA	304,523	1.22

Principal Amount		Ratings Moody’s/ Standard & Poor’s (a)	Value (b)	% of Net Assets
MUNICIPAL SECURITIES
Rhode Island General Obligation and Revenue
500,000	Rhode Island Refunding Bond Authority AMBAC Insured 5.25%, 2/1/10	Aaa/AAA	$512,436	2.05
500,000	Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18	Aaa/AAA	527,053	2.11
1,000,000	Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16	Aaa/AAA	1,053,126	4.21
250,000	Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16	Aaa/AAA	257,711	1.03
250,000	Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15	Aaa/AAA	257,711	1.03
1,000,000	Tobacco Settlement Financing Corp. 6.25%, 6/1/42	Baa-3/BBB	1,067,073	4.27
	Total Rhode Island General Obligation and Revenue		$15,962,901

Rhode Island Health & Education Building Corporation
100,000	University of Rhode Island AMBAC Insured 5.20%, 9/15/15	Aaa/AAA	$105,778.42
300,000	University of Rhode Island AMBAC Insured 5.20%, 9/15/16	Aaa/AAA	317,334	1.27
100,000	Bryant College AMBAC Insured 4.60%, 6/1/12	Aaa/AAA	103,918.42
780,000	Brown University 5.25%, 9/1/16	Aa-1/AA+	824,100	3.30
400,000	Brown University 5.00%, 9/1/19	Aa-1/AA+	407,051	1.63
500,000	Brown University 5.00%, 9/1/23	Aa-1/AA+	509,014	2.04
250,000	Salve Regina College Radian Insured 5.25%, 3/15/18	NR/AA	263,041	1.05
750,000	Johnson & Wales College MBIA Insured 5.00%, 4/1/29	Aaa/AAA	770,222	3.08
500,000	Johnson & Wales College XL Capital 5.25%, 4/1/14	Aaa/AAA	537,148	2.15
250,000	Rhode Island School of Design MBIA Insured 4.40%, 6/1/15	Aaa/AAA	256,778	1.03
585,000	Rhode Island School of Design MBIA Insured 4.60%, 6/1/17	Aaa/AAA	604,707	2.42
500,000	St. Antoine Residence LOC-Allied Irish Bank 6.125%, 11/15/18	Aa-3/NR	522,966	2.09

PORTFOLIO OF INVESTMENTS

Principal Amount		Ratings Moody’s/ Standard & Poor’s (a)	Value (b)	% of Net Assets
MUNICIPAL SECURITIES
$300,000	Lifespan MBIA Insured 5.75%, 5/15/23	Aaa/AAA	$307,846	1.23
500,000	Times 2 Academy LOC-Citizens Bank 5.00%, 12/15/24	Aa2/NR	513,297	2.05
	Total Rhode Island Health & Education Building Corporation		$6,043,200

Rhode Island Housing & Mortgage Finance Corporation
$200,000	3.95%, 10/1/15	Aa-2/AA+	$200,150.80
400,000	5.00%, 10/1/16	Aa-2/AA+	410,777	1.64
10,000	6.50%, 10/1/22	Aa-2/AA+	10,017.04
950,000	4.30%, 10/1/17	Aa-2/AA+	962,508	3.85
5,000	6.50%, 4/1/27	Aa-2/AA+	5,016.02

Total Rhode Island Housing & Mortgage Finance Corporation	$1,588,468

PORTFOLIO OF INVESTMENTS

Principal Amount		Ratings Moody’s/ Standard & Poor’s (a)	Value (b)	% of Net Assets
Puerto Rico Bonds
350,000	Puerto Rico Commonwealth 5.00%, 7/1/29	Baa2/A-	$ 362,869	1.45
500,000	Puerto Rico Electric Power Authority MBIA Insured 5.125%, 7/1/29	Aaa/AAA	525,408	2.10
500,000	Puerto Rico Municipal Finance Auth. FSA Insured 5.50%, 7/1/17	Aaa/AAA	511,523	2.05

	TOTAL PUERTO RICO BONDS		$1,399,800

	TOTAL INVESTMENTS		$24,994,369

(a)

These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)

(b)	Abbreviations used:

AMBAC - American Municipal Bond Assurance Corp.

CGIC - Capital Guaranty Insurance Co.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

MBIA - Municipal Bond Investors Assurance Corp.

LOC - Letter of Credit

CAPMAC - Capital Markets Assurance Corp.

Radian – Radian Insurance Co.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) EX-99.1 – Certification of President (principal executive officer) pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(b) EX-99.2 – Certification of Treasurer (principal financial officer) pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VLC Trust
ON BEHALF OF
OCEAN STATE TAX EMEMPT FUND

Date: March 19, 2007	By: /s/ Alfred B. Van Liew
Alfred B. Van Liew
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 19, 2007	By: /s/ Alfred B. Van Liew
Alfred B. Van Liew
President

Date: March 19, 2007	By: /s/ Kevin M. Oates
Kevin M. Oates
Vice President & Treasurer